Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000099791
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares
Without Sales Load [Member] | C000099791
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%		5.17%	5.52%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%		(0.23%)	1.49%
ICE BofA US ABS & CMBS Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US ABS & CMBS Index (TR) (USD)
Average Annual Return, Percent	9.41%		1.61%	2.25%